Filed pursuant to Rule 497(e)
File Nos. 333-17391; 811-07959

Medalist Partners MBS Total Return Fund
Class A	SEMOX
Institutional Class	SEMMX
Investor Class	SEMPX

Medalist Partners Short Duration Fund
Institutional Class	SEMIX
Investor Class	SEMRX

(Each a “Fund,” together the “Funds”)

Supplement dated September 20, 2024 to the
Statutory Prospectus dated March 29, 2024

Effective September 16, 2024, the address for Medalist Partners LP has been changed to the following:
Medalist Partners LP
747 3rd Avenue, Suite 2902
New York, New York 10017

Also effective September 16, 2024, Mr. James Buccola, Head of Structured Credit and Partner, will begin serving as a co-portfolio manager of the Funds.
Accordingly, as of September 16, 2024, the information disclosed in the section titled “Management” on page 7 of the Funds’ Prospectus is deleted in its entirety and replaced with the following:

Management
Investment Adviser. Medalist Partners LP (“Medalist Partners” or the “Adviser”) is the Total Return Fund’s investment adviser.
Portfolio Managers. Mr. Thomas Mandel, CFA, Portfolio Manager — Liquid Alternatives, Mr. Greg Richter, CEO and Partner, and Mr. James Buccola, Head of Structured Credit and Partner, are the portfolio managers primarily responsible for the day-to-day management of the Fund. Mr. Mandel has managed the Fund since January 2015, Mr. Richter has managed the Fund since September 2023, and Mr. Buccola has managed the Fund since September 2024.

As of September 16, 2024, the information disclosed in the section titled “Management” on page 16 of the Funds’ Prospectus is deleted in its entirety and replaced with the following:

Management
Investment Adviser. Medalist Partners LP (“Medalist Partners” or the “Adviser”) is the Short Duration Fund’s investment adviser.
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Portfolio Managers. Mr. Thomas Mandel, CFA, Portfolio Manager — Liquid Alternatives, Mr. Greg Richter, CEO and Partner, and Mr. James Buccola, Head of Structured Credit and Partner, are the portfolio managers primarily responsible for the day-to-day management of the Fund. Mr. Mandel has managed the Fund since its inception in December 2010, Mr. Richter has managed the Fund since September 2023, and Mr. Buccola, Head of Structured Credit and Partner, has managed the Fund since September 2024.

As of September 16, 2024, the portfolio manager information disclosed in the section titled “MANAGEMENT OF THE FUNDS — Portfolio Managers” beginning on page 26 is amended and restated as follows:
Portfolio Managers
Thomas Mandel, CFA, Portfolio Manager
Mr. Thomas Mandel, CFA, joined the Adviser in 2023 and is a portfolio manager for both Funds. Prior to joining Medalist Partners, Mr. Mandel was a co-founder and the Chief Investment Officer of the Semper Capital with primary responsibility over the administration and implementation of investment management activities. Mr. Mandel has served as the Short Duration Fund’s portfolio manager since its inception in 2010 and the Total Return Fund’s portfolio manager since January 2015. Prior to co-founding the Previous Adviser in 1992, Tom served as a Principal and Fixed Income Portfolio Manager at 1838 Investment Advisors. He previously served as a Senior Vice President and Portfolio Manager at Century Institutional Advisors. Mr. Mandel began his career as a Portfolio Manager and Credit Manager at Chase Investors Management Corp. Mr. Mandel earned an MBA and a BS from the University of Pennsylvania Wharton School.
Greg Richter, Portfolio Manager
Mr. Greg Richter, CEO, Partner and co-founder of the Adviser is a portfolio manager for both Funds. Prior to forming Medalist Partners in 2018 and its predecessor firm Candlewood Investment Group in 2010, Mr. Richter worked at Credit Suisse as a portfolio manager heading their structured credit effort. Prior, Mr. Richter was the Global Head of Credit Suisse’s Specialty Finance Group and a member of Credit Suisse’s Fixed Income Operating Committee, where he was responsible for the combined Global Asset Finance Capital Markets and the Specialty Finance Banking Groups. Prior to this, in addition to running Credit Suisse’s ABS/CDO trading/syndicate effort, Mr. Richter also headed the Asset Backed Securities Home Equity (ABSHE) shelf which bought and packaged mortgage loans. Prior to joining Credit Suisse, Mr. Richter spent 15 years at Prudential Securities in New York where most recently, he was Managing Director and served as the Head of Trading and Syndicate for all structured products. Mr. Richter holds a B.A. in Economics from Colgate University.
James Buccola, Portfolio Manager
Mr. James Buccola, Head of Structured Credit and Partner, is a portfolio manager for both Funds. Mr. Buccola has more than two decades of investing, trading, and management experience in structured credit. He most recently served as a Senior Managing Director and the Global Head of Fixed Income at Cantor Fitzgerald, helping to build a leading franchise across securitized credit trading and asset finance. At Cantor, Jim led all fixed income sales and trading globally, as well as headed the investment committee for parts of Cantor Fitzgerald Asset Management. Previously, Mr. Buccola was the Head of Securitized Products Trading, Head of Residential Mortgage Trading, and Head of Non-Agency Mortgage Trading at Credit Suisse, leading one of the top structured credit and asset finance franchises on Wall Street.
The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Funds.

Please retain this Supplement with your Prospectus for future reference.

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Medalist Partners MBS Total Return Fund
Class A	SEMOX
Institutional Class	SEMMX
Investor Class	SEMPX

Medalist Partners Short Duration Fund
Institutional Class	SEMIX
Investor Class	SEMRX

(Each a “Fund,” together the “Funds”)

Supplement dated September 20, 2024 to the
Statement of Additional Information (“SAI”) dated March 29, 2024

Effective September 16, 2024, the address for Medalist Partners LP has been changed to the following:
Medalist Partners LP
747 3rd Avenue, Suite 2902
New York, New York 10017
Also effective September 16, 2024, Mr. James Buccola, Head of Structured Credit and Partner, will begin serving as a co-portfolio manager of the Funds.
Accordingly, as of September 16, 2024, the following disclosure is amended and restated in the section titled “Portfolio Managers” on page 41 of the Funds’ SAI:

Portfolio Managers
Mr. Thomas Mandel, CFA, is a Portfolio Manager with the Adviser. Mr. Greg Richter is the CEO, Partner and co-founder of the Adviser. Mr. James Buccola is Head of Structured Credit and Partner. Mr. Mandel, Mr. Richter, and Mr. Buccola are the portfolio managers primarily responsible for the day-to-day management of the Funds. Including the period Mr. Mandel was employed by the Previous Adviser, he has served as the Short Duration Fund’s portfolio manager since its inception in December 2010 and the Total Return Fund’s portfolio manager since January 2015. Mr. Richter began serving as a portfolio manager for both Funds when Medalist Partners became the Adviser to the Funds in September 2023. Mr. Buccola began serving as a portfolio manager for both Funds in September 2024.

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As of September 16, 2024, the following disclosure is added to the section titled “Portfolio Managers” on page 41 of the Funds’ SAI.

The following table shows the number of other accounts (not including the Funds) managed by Mr. Buccola and the total assets in the accounts managed within various categories as of August 31, 2024.

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets (in millions)	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	1	$36	0	$0
Other Accounts	5	$295	0	$0

Securities Owned in the Fund by the Portfolio Managers. As of July 31, 2024, the portfolio manager owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities Owned in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
	Total Return Fund	Short Duration Fund
Mr. James Buccola	None	None

Please retain this Supplement with your SAI for future reference.

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